Derivative financial instruments (Details 1) - Fair value hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging relationships [line items
Nominal amount	745,177	660,257
Carrying amount of the hedging instrument, Asset	$ 10,532	$ 1,242
Carrying amount of the hedging instrument, Liability	(9,332)	(22,128)
Change in fair value used for calculating hedge ineffectiveness	11,731	(2,465)
Ineffectiveness recognised in profit or loss	(250)	(1,087)
Carrying amount items designated as hedged, assets	24,927	88,782
Carrying amount items designated as hedged, liabilities	(717,704)	(550,164)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	(1,198)	18,942
Change in the fair value of the hedged item used to recognise ineffectiveness	(11,981)	1,378
Interest rate risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instrument, Asset	407	108
Carrying amount of the hedging instrument, Liability	$ (805)	$ (6,134)
Interest rate risk | Loans
Disclosure of detailed information about hedging relationships [line items
Nominal amount	13,333	66,000
Carrying amount of the hedging instrument, Asset	$ 0	$ 10
Carrying amount of the hedging instrument, Liability	(166)	(64)
Change in fair value used for calculating hedge ineffectiveness	(127)	(66)
Ineffectiveness recognised in profit or loss	(9)	31
Carrying amount items designated as hedged, assets	13,583	66,208
Carrying amount items designated as hedged, liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	158	97
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 118	$ 97
Interest rate risk | Securities at FVOCI
Disclosure of detailed information about hedging relationships [line items
Nominal amount	5,000	12,500
Carrying amount of the hedging instrument, Asset	$ 0	$ 98
Carrying amount of the hedging instrument, Liability	(45)	0
Change in fair value used for calculating hedge ineffectiveness	(97)	114
Ineffectiveness recognised in profit or loss	(17)	(228)
Carrying amount items designated as hedged, assets	5,142	11,958
Carrying amount items designated as hedged, liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	94	(298)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 80	$ (342)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	380,000	355,000
Carrying amount of the hedging instrument, Asset	$ 407	$ 0
Carrying amount of the hedging instrument, Liability	(594)	(6,070)
Change in fair value used for calculating hedge ineffectiveness	5,203	(1,118)
Ineffectiveness recognised in profit or loss	(65)	43
Carrying amount items designated as hedged, assets	0	0
Carrying amount items designated as hedged, liabilities	(381,587)	(350,263)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	18	5,286
Change in the fair value of the hedged item used to recognise ineffectiveness	(5,268)	1,161
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instrument, Asset	10,125	1,134
Carrying amount of the hedging instrument, Liability	$ (8,527)	$ (15,994)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging relationships [line items
Nominal amount	6,430	11,484
Carrying amount of the hedging instrument, Asset	$ 276	$ 1,134
Carrying amount of the hedging instrument, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(482)	(310)
Ineffectiveness recognised in profit or loss	(214)	(610)
Carrying amount items designated as hedged, assets	6,202	10,616
Carrying amount items designated as hedged, liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	(495)	(1,148)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 268	$ (300)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	340,414	215,273
Carrying amount of the hedging instrument, Asset	$ 9,849	$ 0
Carrying amount of the hedging instrument, Liability	(8,527)	(15,994)
Change in fair value used for calculating hedge ineffectiveness	7,234	(1,085)
Ineffectiveness recognised in profit or loss	55	(323)
Carrying amount items designated as hedged, assets	0	0
Carrying amount items designated as hedged, liabilities	(336,117)	(199,901)
Accumulated amount of fair value hedge adjustments included in the carrying value of the hedged item	(973)	15,005
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (7,179)	$ 762